Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information [Abstract]
Deferred acquisition costs	$ 33,476	$ 26,435	$ 24,521
Future policy benefits and expenses	2,875,419	2,906,706	2,743,876
Unearned premiums	34,076	34,355	30,535
Claims and benefits payable	1,719,916	1,717,938	1,679,730
Premium revenues	1,047,541	1,035,467	1,001,631
Net investment income	169,453	180,734	182,960
Benefits claims, losses and settlement expenses	749,584	746,101	745,247
Amortization of deferred policy acquisition costs	32,896	31,212	28,438
Other operating expenses	$ 353,323	$ 357,839	$ 349,782